Transfers Of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2019
Statement [LineItems]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition

The following table summarizes the securitized asset types that did not qualify for derecognition, along with their associated securitization liabilities as at October 31.

Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank's Securitization Programs

(millions of Canadian dollars)				As at
	October 31, 2019		October 31, 2018

	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$23,705	$23,689	$23,124	$23,334

Other financial assets transferred related to securitization[1]	3,525	3,524	4,230	4,235

Total	27,230	27,213	27,354	27,569
Associated liabilities[2]	$27,316	$27,144	$27,272	$27,301

[1]

Includes asset-backed securities, asset-backed commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the Bank's securitization structures after the initial securitization of mortgage loans.

[2]

Includes securitization liabilities carried at amortized cost of $14 billion as at October 31, 2019 (October 31, 2018 – $15 billion), and securitization liabilities carried at fair value of $13 billion as at October 31, 2019 (October 31, 2018 – $13 billion).

Other Financial Assets One [member]
Statement [LineItems]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition

The following table summarizes the carrying amount of financial assets and the associated transactions that did not qualify for derecognition, as well as their associated financial liabilities as at October 31.

Other Financial Assets Not Qualifying for Derecognition

(millions of Canadian dollars)		As at

	October 31 2019	October 31 2018
Carrying amount of assets
Nature of transaction
Repurchase agreements[1,2]	$16,990	$24,333

Securities lending agreements	38,338	27,124

Total	55,328	51,457
Carrying amount of associated liabilities[2]	$17,428	$24,701

[1]	Includes $1.3 billion, as at October 31, 2019, of assets related to repurchase agreements or swaps that are collateralized by physical precious metals (October 31, 2018 – $2.0 billion).
[2]	Associated liabilities are all related to repurchase agreements.